Risk management - Credit Risk from Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Loans and advances to customers	€ 942,218	€ 882,921	€ 848,915
Banco Santander S.A.
Credit risk
Credit risk with customers	€ 1,016,507	€ 958,153	€ 920,968
Non-performing rate (as a percent)	3.32%	3.73%	4.08%
Banco Santander S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 33,799	€ 35,692	€ 37,596
Continental Europe
Credit risk
Credit risk with customers	€ 722,661	€ 688,810	€ 671,776
Non-performing rate (as a percent)	3.25%	3.67%	4.16%
Percentage decrease in non-performing loans ratio	0.42%
Continental Europe | Nonperforming
Credit risk
Loans and advances to customers	€ 23,519	€ 25,287	€ 27,964
Continental Europe | Santander Consumer Finance, S.A.
Credit risk
Credit risk with customers	€ 105,048	€ 97,922	€ 92,589
Non-performing rate (as a percent)	2.30%	2.29%	2.50%
Continental Europe | Santander Consumer Finance, S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,416	€ 2,244	€ 2,319
Continental Europe | SPAIN
Credit risk
Credit risk with customers	€ 213,668	€ 227,401	€ 237,327
Non-performing rate (as a percent)	6.94%	7.32%	7.70%
Continental Europe | SPAIN | Nonperforming
Credit risk
Loans and advances to customers	€ 14,824	€ 16,651	€ 18,270
Non-performing rate (as a percent)	6.94%
Percentage decrease in non-performing loans ratio	0.38%
Continental Europe | UK
Credit risk
Credit risk with customers	€ 275,941	€ 252,919	€ 242,993
Non-performing rate (as a percent)	1.01%	1.08%	1.32%
Continental Europe | UK | Nonperforming
Credit risk
Loans and advances to customers	€ 2,786	€ 2,739	€ 3,210
Continental Europe | PORTUGAL
Credit risk
Credit risk with customers	€ 37,978	€ 38,340	€ 39,394
Non-performing rate (as a percent)	4.83%	5.94%	7.51%
Continental Europe | PORTUGAL | Nonperforming
Credit risk
Loans and advances to customers	€ 1,834	€ 2,279	€ 2,959
Continental Europe | POLAND
Credit risk
Credit risk with customers	€ 33,566	€ 30,783	€ 24,391
Non-performing rate (as a percent)	4.31%	4.28%	4.57%
Continental Europe | POLAND | Nonperforming
Credit risk
Loans and advances to customers	€ 1,447	€ 1,317	€ 1,114
North America
Credit risk
Credit risk with customers	€ 143,839	€ 125,916	€ 106,129
Non-performing rate (as a percent)	2.20%	2.79%	2.77%
Percentage decrease in non-performing loans ratio	0.59%
North America | Nonperforming
Credit risk
Loans and advances to customers	€ 3,165	€ 3,510	€ 2,935
North America | UNITED STATES
Credit risk
Credit risk with customers	€ 105,792	€ 92,152	€ 77,190
Non-performing rate (as a percent)	2.20%	2.92%	2.79%
Percentage decrease in non-performing loans ratio	0.72%
North America | UNITED STATES | Nonperforming
Credit risk
Loans and advances to customers	€ 2,331	€ 2,688	€ 2,156
North America | UNITED STATES | Santander Bank, National Association
Credit risk
Credit risk with customers	€ 56,640	€ 51,049	€ 44,237
Non-performing rate (as a percent)	0.69%	0.88%	1.21%
North America | UNITED STATES | Santander Bank, National Association | Nonperforming
Credit risk
Loans and advances to customers	€ 389	€ 450	€ 536
North America | UNITED STATES | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 29,021	€ 26,424	€ 24,079
Non-performing rate (as a percent)	6.16%	7.73%	5.86%
Percentage decrease in non-performing loans ratio	1.58%
North America | UNITED STATES | Santander Consumer USA Holdings Inc. | Nonperforming
Credit risk
Loans and advances to customers	€ 1,787	€ 2,043	€ 1,410
North America | MEXICO
Credit risk
Credit risk with customers	€ 38,047	€ 33,764	€ 28,939
Non-performing rate (as a percent)	2.19%	2.43%	2.69%
North America | MEXICO | Nonperforming
Credit risk
Loans and advances to customers	€ 834	€ 822	€ 779
South America
Credit risk
Credit risk with customers	€ 143,428	€ 138,134	€ 138,577
Non-performing rate (as a percent)	4.86%	4.81%	4.82%
South America | Nonperforming
Credit risk
Loans and advances to customers	€ 6,972	€ 6,639	€ 6,685
South America | BRAZIL
Credit risk
Credit risk with customers	€ 88,893	€ 84,212	€ 83,076
Non-performing rate (as a percent)	5.32%	5.25%	5.29%
Percentage increase in non-performing loans ratio	0.07%
South America | BRAZIL | Nonperforming
Credit risk
Loans and advances to customers	€ 4,727	€ 4,418	€ 4,391
South America | CHILE
Credit risk
Credit risk with customers	€ 42,000	€ 41,268	€ 40,406
Non-performing rate (as a percent)	4.64%	4.66%	4.96%
South America | CHILE | Nonperforming
Credit risk
Loans and advances to customers	€ 1,947	€ 1,925	€ 2,004
South America | ARGENTINA
Credit risk
Credit risk with customers	€ 5,044	€ 5,631	€ 8,085
Non-performing rate (as a percent)	3.39%	3.17%	2.50%
Percentage increase in non-performing loans ratio	0.22%
South America | ARGENTINA | Nonperforming
Credit risk
Loans and advances to customers	€ 171	€ 179	€ 202
Santander Global Platform
Credit risk
Credit risk with customers	€ 706	€ 340	€ 96
Non-performing rate (as a percent)	0.63%	1.21%	4.56%
Santander Global Platform | Nonperforming
Credit risk
Loans and advances to customers	€ 4	€ 4	€ 4
Corporate center
Credit risk
Credit risk with customers	€ 5,872	€ 4,953	€ 5,369
Non-performing rate (as a percent)	2.34%	5.09%	0.15%
Corporate center | Nonperforming
Credit risk
Loans and advances to customers	€ 138	€ 252	€ 8